Restricted cash and cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Cash And Cash Equivalents Abstract
Restricted cash	¥ 5,102	¥ 1,012
Cash at banks	60,202	42,829
Cash on hand	57	7
Total	¥ 60,259	¥ 42,836